BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—84.4%
Austria—0.6%
Erste Group Bank AG	1,695	$53,073
Raiffeisen Bank International AG*	4,738	74,559
		127,632
Brazil—8.4%
Banco do Brasil SA*	90,600	618,566
Cielo SA*	465,000	427,423
Eletromidia SA*	129,376	253,300
Localiza Rent a Car SA*	63	723
Minerva SA	20,300	48,703
Sendas Distribuidora SA	104,400	396,126
		1,744,841
Chile—0.9%
Banco Santander Chile - SP ADR	11,633	181,591
China—29.6%
Alibaba Group Holding Ltd.*	18,900	205,692
Alibaba Group Holding Ltd. - SP ADR*	3,492	305,759
Bank of Chengdu Co., Ltd., Class A	162,800	351,876
Chengdu Wintrue Holding Co., Ltd., Class A	26,300	44,155
China State Construction Engineering Corp., Ltd., Class A	526,300	435,760
Fufeng Group Ltd.	103,000	65,620
Greentown China Holdings Ltd.	78,000	134,064
JD.com, Inc., Class A	305	8,700
JD.com, Inc. - ADR	5,650	323,067
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	94,900	100,892
Muyuan Foodstuff Co., Ltd., Class A	35,300	238,410
NetEase, Inc. - ADR	1,326	94,305
Pinduoduo, Inc. - ADR*	12,750	1,046,010
Power Construction Corp. of China Ltd., Class A	138,500	149,185
Proya Cosmetics Co., Ltd., Class A	12,700	302,726
Rianlon Corp., Class A	24,100	187,531
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	49,400	52,264
Shanghai International Port Group Co., Ltd., Class A	49,100	37,609
Tangshan Port Group Co., Ltd., Class A	163,500	67,228
Tech-Bank Food Co., Ltd., Class A*	276,778	244,273
Tencent Holdings Ltd.	4,200	158,828
Trip.com Group Ltd. - ADR*	15,765	503,692
Wens Foodstuffs Group Co., Ltd., Class A	192,386	485,692
Xiamen Xiangyu Co., Ltd., Class A	32,100	53,067
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., Class H	27,000	49,716
YTO Express Group Co., Ltd., Class A	127,197	347,065
YTO Express Group Co., Ltd., Class A	55,900	152,527
		6,145,713
Greece—0.4%
JUMBO SA	5,689	90,860
Hungary—0.3%
Richter Gedeon Nyrt	2,632	56,621
India—4.2%
Bajaj Auto Ltd.	3,384	156,112
Bharti Airtel Ltd.	12,294	128,476
Bharti Airtel Ltd.	1,797	10,271
Indian Hotels Co Ltd.	39,066	155,692
Maruti Suzuki India Ltd.	1,372	151,702
PB Fintech Ltd.*	33,184	185,489
Power Grid Corp. of India Ltd.	15,176	41,872
Reliance Industries Ltd. - SP GDR	575	38,571
		868,185
Indonesia—2.6%
Bank Mandiri Persero Tbk PT	805,300	543,225
Israel—1.6%
Inmode Ltd.*	4,254	163,311
Mizrahi Tefahot Bank Ltd.	4,353	161,736
		325,047
Mexico—7.5%
Arca Continental SAB de CV	22,900	190,616
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	4,279	297,476
Grupo Aeroportuario del Pacifico SAB de CV - ADR	3,587	583,067
Grupo Bimbo SAB de CV, Class A	35,400	150,213
Grupo Comercial Chedraui SA de CV	8,400	36,305
Grupo Financiero Banorte SAB de CV, Class O	37,900	304,178
		1,561,855
Poland—0.7%
Dino Polska SA*	1,837	150,980
Russia—0.0%
Fix Price Group Ltd. - GDR*†	5,934	0
HeadHunter Group PLC - ADR†	3,106	0
Magnit PJSC†	2,995	0
Sberbank of Russia PJSC - SP ADR*†	9,522	0
		0
Singapore—4.9%
DBS Group Holdings Ltd.	23,256	606,487
Singapore Airlines Ltd.	34,200	138,752
United Overseas Bank Ltd.	11,600	267,467
		1,012,706
South Africa—0.8%
Life Healthcare Group Holdings Ltd.	28,783	29,021
Shoprite Holdings Ltd.	9,831	144,708
		173,729
South Korea—8.1%
GS Holdings Corp.	1,170	43,488
Hankook Tire & Technology Co., Ltd.	2,708	70,725
Hite Jinro Co., Ltd.	2,646	53,012
HL Mando Co., Ltd.	1,430	53,029
JYP Entertainment Corp.	2,125	99,319
Korean Air Lines Co., Ltd.*	8,764	171,940
Orion Corp.	1,063	95,455
Osstem Implant Co., Ltd.	3,843	328,590
SK Hynix, Inc.	11,755	775,830
		1,691,388
Taiwan—8.1%
Accton Technology Corp.	50,000	444,913
Asia Vital Components Co., Ltd.	6,000	22,354
Compeq Manufacturing Co., Ltd.	48,000	78,194
Delta Electronics, Inc.	9,000	88,998
Hiwin Technologies Corp.	19,580	119,501
Lotes Co., Ltd.	9,115	258,150
Nanya Technology Corp.	170,000	317,241
Voltronic Power Technology Corp.	2,000	113,509
Wiwynn Corp.	8,000	230,863
		1,673,723
Thailand—4.5%
AP Thailand PCL - NVDR	491,400	141,455
Kiatnakin Phatra Bank PCL - NVDR	194,200	396,127
Supalai PCL - NVDR	445,600	291,226
Thanachart Capital PCL	94,500	113,218
		942,026
United States—1.2%
Coupang, Inc.*	13,149	256,142
TOTAL COMMON STOCKS
(Cost $17,125,000)		17,546,264
PREFERRED STOCKS—2.1%
Brazil—1.9%
Itau Unibanco Holding SA, Class H - SP ADR 2.170%	77,705	386,971
South Korea—0.2%
Samsung Electronics Co., Ltd. 2.585%	1,003	43,131
TOTAL PREFERRED STOCKS
(Cost $425,618)		430,102
EXCHANGE TRADED FUNDS—0.2%
Thailand—0.2%
Jasmine Broadband Internet Infrastructure Fund, Class F	236,600	54,345
TOTAL EXCHANGE TRADED FUNDS
(Cost $81,570)		54,345

SHORT-TERM INVESTMENTS—12.4%
Tri-State Deposit, 3.20%(a)	1,505,895	1,505,895
U.S. Bank Money Market Deposit Account, 3.50%(a)	1,059,938	1,059,938
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,565,833)		2,565,833
TOTAL INVESTMENTS—99.1%
(Cost $20,198,021)		20,596,544
OTHER ASSETS IN EXCESS OF LIABILITIES—0.9%		177,619
NET ASSETS—100.0%		$20,774,163

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of November 30, 2022.
†
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors.
As of November 30, 2022, these securities amounted to $0 or 0.0% of net assets.

Contracts For Difference held by the Fund at November 30, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Jiangsu Phoenix Publishing & Media Group Co., Ltd., Class A	Goldman Sachs	09/16/2025	3.83%	Monthly	94,800	$112,014	$12,402
Meihua Holdings Group Co., Class A	Goldman Sachs	09/16/2025	3.83	Monthly	43,600	59,147	(388)
						171,161	12,014
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	09/18/2025	1.40	Monthly	13,351	294,534	5,905
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	3.83	Monthly	117,900	–	(175,295)
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	09/16/2025	3.83	Monthly	2,070	44,327	(2,250)
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	09/18/2025	3.83	Monthly	3,000	47,564	1,101
Total Long						557,586	(158,525)
Net unrealized gain/(loss) on Contracts For Difference							$(158,525)

BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$127,632	$-	$127,632	$-
Brazil	1,744,841	1,744,841	-	-
Chile	181,591	181,591	-	-
China	6,145,713	2,272,833	3,872,880	-
Greece	90,860	-	90,860	-
Hungary	56,621	-	56,621	-
India	868,185	-	868,185	-
Indonesia	543,225	-	543,225	-
Israel	325,047	163,311	161,736	-
Mexico	1,561,855	1,561,855	-	-
Poland	150,980	-	150,980	-
Russia	-	-	-	- *
Singapore	1,012,706	-	1,012,706	-
South Africa	173,729	29,021	144,708	-
South Korea	1,691,388	-	1,691,388	-
Taiwan	1,673,723	-	1,673,723	-
Thailand	942,026	113,218	828,808	-
United States	256,142	256,142	-	-
Preferred Stock
Brazil	386,971	386,971	-	-
South Korea	43,131	-	43,131	-
Exchange Traded Funds
Thailand	54,345	54,345	-	-
Short-Term Investments	2,565,833	1,059,938	1,505,895	-
Contracts For Difference
Equity Contracts	19,408	19,408	-	-
Total Assets	$20,615,952	$7,843,474	$12,772,478	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(177,933)	$(2,638)	$-	$(175,295)
Total Liabilities	$(177,933)	$(2,638)	$-	$(175,295)

* Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.